Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable

 (2)           Accounts Receivable

A summary of accounts receivable follows:

	As of December 31,
	2011	2010
Trade receivables	$1,849,131	$1,307,983
Unapplied advances and unbilled revenue	183,607	(147,732)
Allowance for doubtful accounts	-	-
	$2,032,738	$1,160,251